United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2021

Date of reporting period: April 30, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value
Argentina - 0.64% (Cost $35,094)
Common Stocks - 0.64%
MercadoLibre, Inc.A	75	$43,763

Brazil - 3.85%
Common Stocks - 3.85%
B3 S.A. - Brasil Bolsa Balcao	6,006	42,433
CPFL Energia S.A.	8,000	42,723
Hypera S.A.	8,400	44,920
Notre Dame Intermedica Participacoes S.A.	4,200	42,333
Rumo S.A.A	12,600	45,855
TOTVS S.A.	4,200	45,685

Total Common Stocks		263,949

Total Brazil (Cost $303,804)		263,949

China - 28.93%
Common Stocks - 28.93%
A-Living Services Co., Ltd., Class HB C	8,500	46,486
Agricultural Bank of China Ltd., Class HB	102,000	42,329
Alibaba Group Holding Ltd.A B	1,955	49,542
Alibaba Group Holding Ltd., Sponsored ADRA	251	50,870
Anhui Gujing Distillery Co., Ltd., Class AB	2,700	50,996
Baidu, Inc., Sponsored ADRA	457	46,125
Bank of China Ltd., Class HB	118,598	44,847
Bank of Communications Co., Ltd., Class HB	72,125	45,101
China Construction Bank Corp., Class HB	59,814	48,225
China Gas Holdings Ltd.B	13,000	47,453
China Lesso Group Holdings Ltd.B	33,000	46,102
China Merchants Bank Co., Ltd., Class HB	9,500	45,258
China Mobile Ltd.B	5,500	43,991
China Resources Gas Group Ltd.B	9,400	52,649
China Tower Corp. Ltd., Class HB C	190,000	42,391
CITIC Telecom International Holdings Ltd.B	125,883	46,462
Country Garden Services Holdings Co., Ltd.B	10,000	46,157
ENN Energy Holdings Ltd.B	4,394	48,840
Guangdong Investment Ltd.B	20,000	41,212
Hengan International Group Co., Ltd.B	5,000	44,037
Industrial & Commercial Bank of China Ltd., Class HB	68,196	45,779
Inner Mongolia Yili Industrial Group Co., Ltd., Class AB	9,900	40,390
JD.com, Inc., ADRA	1,051	45,298
Kweichow Moutai Co., Ltd., Class AB	300	53,086
Li Ning Co., Ltd.B	14,000	43,829
Livzon Pharmaceutical Group, Inc., Class HB	11,800	52,544
Longfor Group Holdings Ltd.B C	9,424	46,705
Luxshare Precision Industry Co., Ltd., Class AB	7,400	49,382
Midea Group Co., Ltd., Class AB	4,600	34,603
NetEase, Inc., ADR	146	50,364
PICC Property & Casualty Co., Ltd., Class HB	45,000	42,268
Ping An Insurance Group Co. of China Ltd., Class HB	4,100	41,573
Prosus N.V.A B	1,282	96,427
S-Enjoy Service Group Co., Ltd.A B	20,000	46,106
Shandong Weigao Group Medical Polymer Co., Ltd., Class HB	32,000	48,275
Shanghai Pharmaceuticals Holding Co., Ltd., Class HB	24,748	43,509
Tencent Holdings Ltd.B	945	50,135
Tencent Holdings Ltd., ADR	991	52,146
Vipshop Holdings Ltd., ADRA	2,655	42,294
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class AB	8,200	41,887
Wuliangye Yibin Co., Ltd., Class AB	2,700	50,970

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value
China - 28.93% (continued)
Common Stocks - 28.93% (continued)
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class HB C	10,600	$39,642

Total Common Stocks		1,986,285

Total China (Cost $1,863,781)		1,986,285

Hong Kong - 2.55%
Common Stocks - 2.55%
AIA Group Ltd., Sponsored ADR	1,212	44,081
SSY Group Ltd.B	60,000	42,364
Vinda International Holdings Ltd.B	16,000	47,727
WH Group Ltd.B C	43,000	41,160

Total Common Stocks		175,332

Total Hong Kong (Cost $163,244)		175,332

India - 9.49%
Common Stocks - 9.49%
Aarti Industries Ltd.B	3,531	51,033
Atul Ltd.B	793	50,660
Granules India Ltd.B	21,814	46,567
Gujarat Gas Ltd.B	12,598	43,521
Gujarat State Petronet Ltd.B	17,068	46,769
HCL Technologies Ltd.B	6,645	47,938
Hexaware Technologies Ltd.B	12,380	45,982
Infosys Ltd.B	5,135	48,502
Mahanagar Gas Ltd.B	3,992	50,904
Reliance Industries Ltd.B	2,209	42,803
RITES Ltd.B	13,478	40,930
Sonata Software Ltd.B	14,582	41,359
Varun Beverages Ltd.B	5,305	46,862
WNS Holdings Ltd., ADRA	974	47,580

Total Common Stocks		651,410

Total India (Cost $685,448)		651,410

Indonesia - 2.11%
Common Stocks - 2.11%
Indofood CBP Sukses Makmur Tbk PTB	72,300	47,864
Indofood Sukses Makmur Tbk PTB	110,600	48,454
Industri Jamu Dan Farmasi Sido Muncul Tbk PTB	576,100	48,777

Total Common Stocks		145,095

Total Indonesia (Cost $134,418)		145,095

Malaysia - 1.38%
Common Stocks - 1.36%
Kossan Rubber IndustriesB	34,100	44,318
TIME dotCom BhdB	21,800	49,287

Total Common Stocks		93,605

Warrants - 0.02%
Serba Dinamik Holdings BhdA	21,504	1,325

Total Malaysia (Cost $88,868)		94,930

Mexico - 1.86%
Common Stocks - 1.86%
Infraestructura Energetica Nova S.A.B. de C.V.	13,200	40,935

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value
Mexico - 1.86% (continued)
Common Stocks - 1.86% (continued)
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	30,900	$43,656
Wal-Mart de Mexico S.A.B. de C.V.	17,900	43,203

Total Common Stocks		127,794

Total Mexico (Cost $144,126)		127,794

Philippines - 0.75% (Cost $41,239)
Common Stocks - 0.75%
Puregold Price Club, Inc.B	56,400	51,301

Republic of Korea - 10.83%
Common Stocks - 9.52%
DongKook Pharmaceutical Co., Ltd.B	645	50,036
Douzone Bizon Co., Ltd.B	630	46,316
Hansol Chemical Co., Ltd.B	652	45,543
Innocean Worldwide, Inc.B	1,003	47,587
Kakao Corp.B	335	50,804
Kolmar BNH Co., Ltd.B	1,978	46,570
LEENO Industrial, Inc.B	660	48,841
Macquarie Korea Infrastructure FundB	4,780	45,013
NCSoft Corp.B	84	44,039
NICE Information Service Co., Ltd.B	3,264	46,784
Orion Corp/Republic of KoreaB	477	48,303
Samsung Electronics Co., Ltd.B	1,091	44,957
Samsung Electronics Co., Ltd., GDRB	45	47,003
Samyang Foods Co., Ltd.B	504	41,655

Total Common Stocks		653,451

Preferred Stocks - 1.31%
LG Household & Health Care Ltd.B D	74	44,183
Samsung Electronics Co., Ltd.B D	1,305	45,449

Total Preferred Stocks		89,632

Total Republic of Korea (Cost $692,456)		743,083

Russia - 1.22%
Common Stocks - 1.22%
Polymetal International PLCB	1,913	38,998
Yandex N.V., Class AA	1,185	44,769

Total Common Stocks		83,767

Total Russia (Cost $82,103)		83,767

Saudi Arabia - 0.66% (Cost $53,592)
Common Stocks - 0.66%
Saudi Arabian Oil Co.B C	5,388	45,276

Singapore - 2.08%
Common Stocks - 2.08%
Keppel DC REITB	29,414	48,740
NetLink NBN TrustB E	68,200	48,126
Sheng Siong Group Ltd.B	43,800	45,662

Total Common Stocks		142,528

Total Singapore (Cost $112,352)		142,528

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value
South Africa - 1.42%
Common Stocks - 1.42%
Naspers Ltd., Class NB	329	$51,459
Naspers Ltd., Class N, Sponsored ADRF	1,497	46,242

Total Common Stocks		97,701

Total South Africa (Cost $97,461)		97,701

Taiwan - 12.62%
Common Stocks - 12.62%
ASPEED Technology, Inc.B	1,300	51,403
Chailease Holding Co., Ltd.B	13,902	52,238
E.Sun Financial Holding Co., Ltd.B	48,768	43,906
International Games System Co., Ltd., Class CB	2,300	42,721
Lien Hwa Industrial Holdings Corp.B	30,000	42,908
Lotes Co., Ltd.B	4,391	48,439
Parade Technologies Ltd.B	2,131	52,376
Poya International Co., Ltd.B	2,900	48,494
Realtek Semiconductor Corp.B	6,123	51,865
Simplo Technology Co., Ltd.B	4,970	51,176
Sinbon Electronics Co., Ltd.B	10,690	51,584
Taiwan Semiconductor Manufacturing Co., Ltd.B	4,900	49,242
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	996	52,917
Topco Scientific Co., Ltd.B	14,015	47,656
Tripod Technology Corp.B	12,425	44,002
Uni-President Enterprises Corp.B	18,910	43,740
Wiwynn Corp.B	2,000	50,909
Yuanta Financial Holding Co., Ltd.B	72,240	40,722

Total Common Stocks		866,298

Total Taiwan (Cost $712,097)		866,298

Thailand - 1.98%
Common Stocks - 1.98%
Carabao Group PCLB	15,000	36,029
Carabao Group PCL, Class F	6,200	15,138
FabrinetA	734	46,058
Tisco Financial Group PCL, NVDRB	17,116	38,388

Total Common Stocks		135,613

Total Thailand (Cost $138,336)		135,613

Turkey - 0.70% (Cost $47,611)
Common Stocks - 0.70%
Ulker Biskuvi Sanayi A/SA B	14,227	48,283

SHORT-TERM INVESTMENTS - 16.60% (Cost $1,139,582)
Investment Companies - 16.60%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%G H	1,139,582	1,139,582

SECURITIES LENDING COLLATERAL - 0.01% (Cost $688)
Investment Companies - 0.01%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%G H	688	688

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 99.68% (Cost $6,536,300)	$6,842,678
OTHER ASSETS, NET OF LIABILITIES - 0.32%	22,001

TOTAL NET ASSETS - 100.00%	$6,864,679

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $4,681,695 or 68.20% of net assets.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $261,660 or 3.81% of net assets. The Fund has no right to demand registration of these securities.

D	A type of Preferred Stock that has no maturity date.
E	Unit - Usually consists of one common stock and/or rights and warrants.
F	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at April 30, 2020.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$43,763	$—	$—	$43,763
Brazil	263,949	—	—	263,949
China	287,097	1,699,188	—	1,986,285
Hong Kong	44,081	131,251	—	175,332
India	47,580	603,830	—	651,410
Indonesia	—	145,095	—	145,095
Malaysia	—	93,605	—	93,605
Mexico	127,794	—	—	127,794
Philippines	—	51,301	—	51,301
Republic of Korea	—	653,451	—	653,451
Russia	44,769	38,998	—	83,767
Saudi Arabia	—	45,276	—	45,276
Singapore	—	142,528	—	142,528
South Africa	46,242	51,459	—	97,701
Taiwan	52,917	813,381	—	866,298
Thailand	61,196	74,417	—	135,613
Turkey	—	48,283	—	48,283
Foreign Warrants
Malaysia	1,325	—	—	1,325
Foreign Preferred Stocks
Republic of Korea	—	89,632	—	89,632
Short-Term Investments	1,139,582	—	—	1,139,582
Securities Lending Collateral	688	—	—	688

Total Investments in Securities - Assets	$2,160,983	$4,681,695	$—	$6,842,678

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value
WARRANTS - 0.00% (Cost $—)
Energy - 0.00%
Jones Energy, Inc., 5/17/2024, Strike Price $31.67A	1,570	$212

	Principal Amount
BANK LOAN OBLIGATIONSB - 13.89%
Basic Materials - 0.30%
Chemicals - 0.28%
GrafTech Finance, Inc., 4.500%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	$56,886	51,482
Ineos US Finance LLC, 2.404%, Due 4/1/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 2.000%)	62,154	58,564
Solenis Holdings LLC, 5.613%, Due 6/26/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	52,231	44,815

Total Chemicals		154,861

Mining - 0.02%
U.S. Silica Co., 5.000%, Due 5/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.000%)	12,967	7,423

Total Basic Materials		162,284

Communications - 3.37%
Advertising - 0.42%
Red Ventures LLC, 2.904%, Due 11/8/2024, 2020 Term Loan B, (1-mo. LIBOR + 2.500%)	120,994	111,106
Terrier Media Buyer, Inc., 5.700%, Due 12/17/2026, Term Loan B, (3-mo. LIBOR + 4.250%)	99,750	92,518
Vestcom Parent Holdings, Inc., 5.072% - 6.250%, Due 12/19/2023, 2016 1st Lien Term Loan, (3-mo. LIBOR + 4.000%), (3-mo. PRIME + 3.000%)	32,417	29,175

Total Advertising		232,799

Internet - 0.44%
CareerBuilder LLC, 8.200%, Due 7/31/2023, Term Loan, (3-mo. LIBOR + 6.750%)	84,698	76,651
Rentpath, Inc., 7.000%, Due 12/17/2021, 2017 Term Loan, (3-mo. PRIME + 3.750%)	56,382	42,428
Titan AcquisitionCo New Zealand Ltd., 5.450%, Due 5/1/2026, 2020 Term Loan, (3-mo. LIBOR + 4.000%)	62,592	57,037
Web.com Group, Inc., 4.945%, Due 10/10/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.750%)	60,000	53,350
WeddingWire, Inc., 5.950%, Due 12/19/2025, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	10,972	9,601

Total Internet		239,067

Media - 1.52%
Banijay Entertainment S.A.S, Due 3/4/2025, USD Term LoanC	100,000	91,750
CSC Holdings LLC, 3.314%, Due 4/15/2027, 2019 Term Loan B5, (1-mo. LIBOR + 2.500%)	186,780	177,474
Diamond Sports Group LLC, 3.820%, Due 8/24/2026, Term Loan, (1-mo. LIBOR + 3.250%)	67,001	54,368
E.W. Scripps Co., 2.904%, Due 5/1/2026, 2019 Term Loan B2, (1-mo. LIBOR + 2.500%)	62,685	58,344
Gray Television, Inc., 2.830%, Due 1/2/2026, 2018 Term Loan C, (1-mo. LIBOR + 2.500%)	84,964	79,796
iHeartCommunications, Inc., 3.404%, Due 5/1/2026, 2020 Term Loan, (1-mo. LIBOR + 3.000%)	27,930	24,959
ION Media Networks, Inc., 3.813%, Due 12/18/2024, 2019 Term Loan B, (3-mo. LIBOR + 3.000%)	96,254	87,271
Mission Broadcasting, Inc., 3.620%, Due 1/17/2024, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	13,584	12,744
Nexstar Broadcasting, Inc., 2.654%, Due 1/17/2024, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	52,802	49,540
Sinclair Television Group, Inc.,
2.660%, Due 1/3/2024, Term Loan B2, (1-mo. LIBOR + 2.250%)	15,918	14,744
3.320%, Due 9/30/2026, Term Loan B2B, (1-mo. LIBOR + 2.500%)	70,645	65,347
Univision Communications, Inc., 3.750%, Due 3/15/2024, Term Loan C5, (1-mo. LIBOR + 2.750%)	48,157	42,205

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Communications - 3.37% (continued)
Media - 1.52% (continued)
Virgin Media Bristol LLC, 3.314%, Due 1/31/2028, USD Term Loan N, (1-mo. LIBOR + 2.500%)	$81,000	$76,484

Total Media		835,026

Telecommunications - 0.99%
Altice France S.A., 4.814%, Due 8/14/2026, 2018 Term Loan B13, (1-mo. LIBOR + 4.000%)	48,753	45,131
CenturyLink, Inc., 2.654%, Due 3/15/2027, 2020 Term Loan B, (1-mo. LIBOR + 2.250%)	86,279	81,426
CommScope, Inc., 3.654%, Due 4/6/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.250%)	99,500	93,317
Intelsat Jackson Holdings S.A., 6.000%, Due 11/27/2023, 2017 Term Loan B3, (3-mo. PRIME + 2.750%)	82,000	80,314
Plantronics, Inc., 2.904% - 3.572%, Due 7/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%), (6-mo. LIBOR + 2.500%)	49,073	39,894
SBA Senior Finance LLC, 2.160%, Due 4/11/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	98,983	95,395
Syniverse Holdings, Inc., 6.873%, Due 3/9/2023, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	16,957	11,621
Zayo Group Holdings, Inc., 3.404%, Due 3/9/2027, USD Term Loan, (1-mo. LIBOR + 3.000%)	100,000	93,721

Total Telecommunications		540,819

Total Communications		1,847,711

Consumer, Cyclical - 2.32%
Apparel - 0.27%
SHO Holding Corp., 6.000%, Due 10/27/2022, Term Loan, (3-mo. LIBOR + 5.000%)	190,146	146,413

Auto Parts & Equipment - 0.16%
Panther BF Aggregator LP, 3.904%, Due 4/30/2026, USD Term Loan B, (1-mo. LIBOR + 3.500%)	99,500	89,848

Entertainment - 0.64%
Cineworld Ltd., Due 2/5/2027, Incremental Term LoanC	42,443	25,466
Motion Finco S.a.r.l.,
4.322% - 4.700%, Due 11/4/2026, Term Loan B2, (3-mo. LIBOR + 3.250%), (6-mo. LIBOR + 3.250%)	11,587	9,972
4.322% - 4.700%, Due 11/13/2026, USD Term Loan B1, (3-mo. LIBOR + 3.250%), (6-mo. LIBOR + 3.250%)	88,163	75,876
PCI Gaming Authority, 2.904%, Due 5/29/2026, Term Loan, (1-mo. LIBOR + 2.500%)	92,923	85,704
Playtika Holding Corp., 7.072%, Due 12/10/2024, Term Loan B, (6-mo. LIBOR + 6.000%)	98,750	97,516
Six Flags Theme Parks, Inc., 2.160%, Due 4/17/2026, 2019 Term Loan B, (1-mo. LIBOR + 1.750%)	59,875	54,386

Total Entertainment		348,920

Home Furnishings - 0.06%
TGP Holdings LLC, 9.500%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	50,000	35,000

Leisure Time - 0.48%
ClubCorp Holdings, Inc., 4.200%, Due 9/18/2024, 2017 Term Loan B, (3-mo. LIBOR + 2.750%)	12,967	9,462
Playpower, Inc., 6.950%, Due 5/8/2026, 2019 Term Loan, (3-mo. LIBOR + 5.500%)	240,020	211,818
Varsity Brands, Inc., 4.500%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	60,972	43,682

Total Leisure Time		264,962

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Consumer, Cyclical - 2.32% (continued)
Lodging - 0.07%
Golden Nugget, Inc., 3.250% - 3.695%, Due 10/4/2023, 2017 Incremental Term Loan B, (1-mo. LIBOR + 2.500%), (3-mo. LIBOR + 2.500%)	$44,257	$35,312

Retail - 0.64%
Academy Ltd., 5.000%, Due 7/1/2022, 2015 Term Loan B, (1-mo. LIBOR + 4.000%)	26,368	17,008
B.C. Unlimited Liability Co., 2.154%, Due 11/19/2026, Term Loan B4, (1-mo. LIBOR + 1.750%)	61,306	57,340
Bass Pro Group LLC, 6.072%, Due 9/25/2024, Term Loan B, (1-mo. LIBOR + 5.000%)	51,635	43,373
California Pizza Kitchen, Inc.,
7.620%, Due 8/23/2022, 2016 Term Loan, (3-mo. LIBOR + 6.000%)	241,250	43,425
11.620%, Due 8/23/2023, 2016 2nd Lien Term Loan, (3-mo. LIBOR + 10.000%)	42,000	1,470
GYP Holdings Corp., 3.154%, Due 6/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	43,960	40,379
IRB Holding Corp., 3.750% - 3.954%, Due 2/5/2025, 2020 Term Loan B, (1-mo. LIBOR + 2.750%), (3-mo. LIBOR + 2.750%)	35,721	31,090
Michaels Stores, Inc., 3.500% - 3.568%, Due 1/30/2023, 2018 Term Loan B, (1-mo. LIBOR + 2.500%), (3-mo. LIBOR + 2.500%), (6-mo. LIBOR + 2.500%)	32,812	26,923
Petco Animal Supplies, Inc., 4.250%, Due 1/26/2023, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	20,891	13,592
SRS Distribution, Inc., 4.322%, Due 5/23/2025, 2018 1st Lien Term Loan, (6-mo. LIBOR + 3.250%)	35,659	31,717
Whatabrands LLC, 3.013%, Due 7/31/2026, 2020 Term Loan B, (1-mo. LIBOR + 2.750%)	49,875	45,885

Total Retail		352,202

Total Consumer, Cyclical		1,272,657

Consumer, Non-Cyclical - 3.55%
Commercial Services - 0.87%
Boing US Holdco, Inc., 4.250%, Due 10/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	33,870	29,128
Parexel International Corp., 3.154%, Due 9/27/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	67,266	61,428
Prime Security Services Borrower LLC, 4.250%, Due 9/23/2026, 2019 Term Loan B1, (1-mo. LIBOR + 3.250%)	103,540	97,918
R.R. Donnelley & Sons Co., 5.404%, Due 1/15/2024, 2018 Term Loan B, (1-mo. LIBOR + 5.000%)	49,251	43,095
Sabert Corp., 5.500%, Due 12/10/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	99,750	94,264
Team Health Holdings, Inc., 3.750%, Due 2/6/2024, 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	29,923	21,925
Travelport Finance S.a.r.l., 6.072%, Due 5/29/2026, 2019 Term Loan, (3-mo. LIBOR + 5.000%)	18,952	11,490
Wand NewCo, Inc., 4.072%, Due 2/5/2026, 2020 Term Loan, (6-mo. LIBOR + 3.000%)	99,251	87,961
WEX, Inc., 2.654%, Due 5/15/2026, Term Loan B3, (1-mo. LIBOR + 2.250%)	29,728	27,885

Total Commercial Services		475,094

Food - 0.33%
Froneri International PLC, 2.654%, Due 1/29/2027, 2020 USD Term Loan, (1-mo. LIBOR + 2.250%)	100,000	92,292
United Natural Foods, Inc., 4.654%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 4.250%)	98,750	88,718

Total Food		181,010

Health Care - Products - 0.48%
Agiliti Health, Inc., 4.438%, Due 1/4/2026, Term Loan, (3-mo. LIBOR + 3.000%)	41,346	38,866
Avalign Technologies, Inc., 5.572%, Due 12/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	180,938	153,797

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Consumer, Non-Cyclical - 3.55% (continued)
Health Care - Products - 0.48% (continued)
Avantor, Inc., 3.250%, Due 11/21/2024, USD Term Loan B3, (1-mo. LIBOR + 2.250%)	$27,193	$26,650
Viant Medical Holdings, Inc., 5.200%, Due 7/2/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	57,187	41,532

Total Health Care - Products		260,845

Health Care - Services - 1.18%
ADMI Corp., 4.200%, Due 4/30/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	75,257	63,686
Air Methods Corp., 4.950%, Due 4/22/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	13,964	10,379
Da Vinci Purchaser Corp., 5.238%, Due 1/8/2027, 2019 Term Loan, (6-mo. LIBOR + 4.000%)	100,000	94,250
DentalCorp Perfect Smile ULC, 4.750%, Due 6/6/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	12,967	10,503
Envision Healthcare Corp., 4.154%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	84,301	57,606
EyeCare Partners LLC,
4.822%, Due 2/5/2027, 2020 Term Loan, (3-mo. LIBOR + 3.750%)	81,081	66,757
Due 2/18/2027, 2020 Delayed Draw Term LoanC D	18,919	15,577
National Mentor Holdings, Inc.,
4.660% - 5.710%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%), (3-mo. LIBOR + 4.250%)	114,200	107,277
5.460%, Due 3/9/2026, 2019 Term Loan C, (3-mo. LIBOR + 4.000%)	6,801	6,389
RegionalCare Hospital Partners Holdings, Inc., 4.154%, Due 11/17/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	88,504	81,595
Universal Health Services, Inc., 2.154%, Due 10/31/2025, Term Loan B, (1-mo. LIBOR + 1.750%)	49,251	48,020
Upstream Rehabilition, Inc., 4.904%, Due 11/20/2026, 2019 Term Loan, (1-mo. LIBOR + 4.500%)	100,000	83,000

Total Health Care - Services		645,039

Household Products/Wares - 0.17%
Reynolds Consumer Products, Inc., 2.154%, Due 2/4/2027, Term Loan, (1-mo. LIBOR + 1.750%)	100,000	96,203

Pharmaceuticals - 0.52%
Alphabet Holding Co., Inc., 3.904%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	14,962	13,400
Bausch Health Cos., Inc., 3.718%, Due 6/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	81,162	78,423
Elanco Animal Health, Inc., Due 2/4/2027, Term Loan BC	100,000	96,375
Endo Luxembourg Finance Co. S.a.r.l., 5.000%, Due 4/29/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	71,945	65,245
Grifols Worldwide Operations USA, Inc., 2.115%, Due 11/15/2027, USD 2019 Term Loan B, (1 Week LIBOR + 2.000%)	9,437	9,123
Mallinckrodt International Finance S.A., 4.200%, Due 9/24/2024, USD Term Loan B, (3-mo. LIBOR + 2.750%)	34,293	23,919

Total Pharmaceuticals		286,485

Total Consumer, Non-Cyclical		1,944,676

Diversified - 0.22%
Holding Companies - Diversified - 0.22%
Quidditch Acquisition, Inc., 8.450%, Due 3/21/2025, 2018 Term Loan B, (3-mo. LIBOR + 7.000%)	157,440	123,066

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Energy - 0.19%
Oil & Gas - 0.00%
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK, (in-kind rate 5.000%) Term Loan, (12-mo. LIBOR + 5.000%)E F	$7,171	$—

Pipelines - 0.19%
BCP Raptor LLC, 5.250%, Due 6/24/2024, Term Loan B, (2-mo. LIBOR + 4.250%)	12,967	6,030
Blackstone CQP Holdco LP, 4.616%, Due 9/30/2024, Term Loan B, (3-mo. LIBOR + 3.500%)	109,596	100,371

Total Pipelines		106,401

Total Energy		106,401

Financial - 1.55%
Diversified Financial Services - 0.60%
GGC Aperio Holdings LP, 6.450%, Due 10/25/2024, Term Loan, (3-mo. LIBOR + 5.000%)E F	163,431	142,038
Jane Street Group LLC, 4.613%, Due 1/31/2025, 2020 Term Loan, (3-mo. LIBOR + 3.000%)	99,247	93,789
VFH Parent LLC, 3.864%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	94,219	91,016

Total Diversified Financial Services		326,843

Insurance - 0.04%
Sedgwick Claims Management Services, Inc., 3.654%, Due 12/31/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	27,188	24,901
Investment Companies - 0.33%
NEXUS Buyer LLC, 4.579%, Due 11/9/2026, Term Loan B, (1-mo. LIBOR + 3.750%)	62,843	60,905
Zest Acquisition Corp., 4.730%, Due 3/14/2025, 2018 1st Lien Term Loan, (6-mo. LIBOR + 3.500%)	149,330	117,971

Total Investment Companies		178,876

Real Estate - 0.58%
Brookfield Property REIT, Inc., 2.904%, Due 8/27/2025, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	31,838	23,492
Cushman & Wakefield U.S. Borrower LLC, 3.154%, Due 8/21/2025, 2020 Term Loan B, (1-mo. LIBOR + 2.750%)	94,392	86,782
Forest City Enterprises LP, 3.904%, Due 12/8/2025, 2019 Term Loan B, (1-mo. LIBOR + 3.500%)	98,750	89,863
Lightstone Holdco LLC,
4.750%, Due 1/30/2024, 2018 Term Loan B, (3-mo. LIBOR + 3.750%)	17,039	13,386
4.750%, Due 1/30/2024, 2018 Term Loan C, (3-mo. LIBOR + 3.750%)	961	755
VICI Properties LLC, 2.417%, Due 12/20/2024, Replacement Term Loan B, (1-mo. LIBOR + 1.750%)	115,000	106,404

Total Real Estate		320,682

Total Financial		851,302

Industrial - 1.25%
Aerospace/Defense - 0.38%
AI Convoy S.a.r.l., 4.635% - 4.65%, Due 1/17/2027, USD Term Loan B, (3-mo. LIBOR + 3.500%), (6-mo. LIBOR + 3.500%)	100,000	94,167
TransDigm, Inc., 2.654%, Due 12/9/2025, 2020 Term Loan F, (1-mo. LIBOR + 2.250%)	132,913	116,029

Total Aerospace/Defense		210,196

Building Materials - 0.22%
NCI Building Systems, Inc., 4.579%, Due 4/12/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	69,202	59,168

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Industrial - 1.25% (continued)
Building Materials - 0.22% (continued)
Quikrete Holdings, Inc., 2.904%, Due 2/1/2027, 2016 1st Lien Term Loan, (1-mo. LIBOR + 2.500%)	$64,405	$59,544

Total Building Materials		118,712

Engineering & Construction - 0.02%
USIC Holdings, Inc., 4.250%, Due 12/8/2023, 2017 Term Loan B, (1-mo. LIBOR + 3.250%)	10,510	9,280

Machinery - Construction & Mining - 0.16%
Brookfield WEC Holdings Inc., 3.750%, Due 8/1/2025, 2020 Term Loan, (1-mo. LIBOR + 3.000%)	95,329	90,133

Machinery - Diversified - 0.07%
Titan Acquisition Ltd., 4.450%, Due 3/28/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.000%)	42,624	37,306

Metal Fabricate/Hardware - 0.07%
Sabre Industries, Inc., 4.494%, Due 4/15/2026, 2019 Term Loan B, (6-mo. LIBOR + 3.500%)	42,570	40,548

Miscellaneous Manufacturing - 0.02%
LTI Holdings, Inc., 3.904%, Due 9/6/2025, 2018 Add On 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	12,967	10,323

Packaging & Containers - 0.31%
BWAY Holding Co., 4.561%, Due 4/3/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	47,653	40,773
Flex Acquisition Co., Inc., 4.433%, Due 12/29/2023, 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	110,324	102,877
Fort Dearborn Co., 5.000% - 5.195%, Due 10/19/2023, 2016 1st Lien Term Loan, (2-mo. LIBOR + 4.000%), (3-mo. LIBOR + 4.000%)	30,840	27,654

Total Packaging & Containers		171,304

Total Industrial		687,802

Technology - 0.65%
Computers - 0.17%
Surf Holdings LLC, 4.814%, Due 3/5/2027, USD Term Loan, (3-mo. LIBOR + 3.500%)	100,000	91,438

Software - 0.48%
Compuware Corp., 4.404%, Due 8/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.000%)	61,601	59,958
Dynatrace LLC, 2.654%, Due 8/22/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.250%)	48,289	46,358
MA FinanceCo. LLC, 2.904%, Due 6/21/2024, USD Term Loan B3, (1-mo. LIBOR + 2.500%)	10,464	9,605
Sophia LP, 4.700%, Due 9/30/2022, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	35,408	34,080
SS&C Technologies, Inc., 2.154%, Due 4/16/2025, 2018 Term Loan B5, (1-mo. LIBOR + 1.750%)	19,861	19,060
VS Buyer LLC, 4.863%, Due 2/28/2027, Term Loan B, (3-mo. LIBOR + 3.250%)	100,000	94,000

Total Software		263,061

Total Technology		354,499

Utilities - 0.49%
Electric - 0.49%
Calpine Corp.,
2.660%, Due 1/15/2024, Term Loan B5, (1-mo. LIBOR + 2.250%)	99,219	95,694
2.660%, Due 4/5/2026, Term Loan B9, (1-mo. LIBOR + 2.250%)	14,888	14,318
Eastern Power LLC, 4.750%, Due 10/2/2025, Term Loan B, (1-mo. LIBOR + 3.750%)	66,887	62,771

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 13.89% (continued)
Utilities - 0.49% (continued)
Electric - 0.49% (continued)
Granite Generation LLC, 4.750% - 5.200%, Due 11/9/2026, Term Loan B, (1-mo. LIBOR + 3.750%), (3-mo. LIBOR + 3.750%)	$99,750	$93,890

Total Electric		266,673

Total Utilities		266,673

Total Bank Loan Obligations (Cost $8,718,780)		7,617,071

CORPORATE OBLIGATIONS - 59.60%
Basic Materials - 2.72%
Chemicals - 0.43%
Chemours Co., 6.625%, Due 5/15/2023	250,000	233,750

Forest Products & Paper - 0.68%
Clearwater Paper Corp., 5.375%, Due 2/1/2025G	400,000	375,000

Mining - 1.61%
Alcoa Nederland Holding B.V., 6.750%, Due 9/30/2024G	250,000	247,450
Freeport-McMoRan, Inc., 5.000%, Due 9/1/2027	650,000	633,750

		881,200

Total Basic Materials		1,489,950

Communications - 14.36%
Internet - 0.94%
Netflix, Inc., 5.750%, Due 3/1/2024	250,000	271,850
Zayo Group LLC / Zayo Capital, Inc., 6.375%, Due 5/15/2025	250,000	245,000

		516,850

Media - 8.39%
AMC Networks, Inc., 5.000%, Due 4/1/2024	250,000	242,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, Due 5/1/2025G	1,100,000	1,127,981
Clear Channel Worldwide Holdings, Inc., 9.250%, Due 2/15/2024G	106,000	88,245
CSC Holdings LLC,
5.875%, Due 9/15/2022	250,000	260,313
5.375%, Due 2/1/2028G	50,000	51,375
DISH DBS Corp.,
5.875%, Due 11/15/2024	725,000	697,334
7.750%, Due 7/1/2026	300,000	295,500
iHeartCommunications, Inc., 8.375%, Due 5/1/2027	100,000	82,320
Sinclair Television Group, Inc., 5.625%, Due 8/1/2024G	400,000	364,888
Sirius XM Radio, Inc., 5.375%, Due 4/15/2025G	550,000	567,187
TEGNA, Inc., 5.500%, Due 9/15/2024G	300,000	301,500
Townsquare Media, Inc., 6.500%, Due 4/1/2023G	225,000	198,923
Univision Communications, Inc.,
5.125%, Due 5/15/2023G	200,000	190,000
5.125%, Due 2/15/2025G	150,000	131,625

		4,599,566

Telecommunications - 5.03%
CenturyLink, Inc.,
6.750%, Due 12/1/2023, Series W	250,000	261,150
7.500%, Due 4/1/2024, Series Y	450,000	488,250
Sprint Communications, Inc., 6.000%, Due 11/15/2022	575,000	608,126
Sprint Corp.,
7.250%, Due 9/15/2021	700,000	734,125

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 59.60% (continued)
Communications - 14.36% (continued)
Telecommunications - 5.03% (continued)
Sprint Corp. (continued)
7.875%, Due 9/15/2023	$250,000	$280,962
T-Mobile USA, Inc.,
6.500%, Due 1/15/2024	175,000	178,920
6.000%, Due 4/15/2024	200,000	203,920

		2,755,453

Total Communications		7,871,869

Consumer, Cyclical - 7.23%
Airlines - 0.67%
United Airlines Holdings, Inc., 4.875%, Due 1/15/2025	500,000	365,000

Apparel - 0.46%
Hanesbrands, Inc., 4.625%, Due 5/15/2024G	250,000	249,922

Auto Parts & Equipment - 0.36%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.,
6.250%, Due 5/15/2026G	50,000	50,325
8.500%, Due 5/15/2027G	175,000	148,312

		198,637

Entertainment - 0.84%
Cinemark USA, Inc., 4.875%, Due 6/1/2023	200,000	168,000
International Game Technology PLC, 6.500%, Due 2/15/2025G	300,000	293,997

		461,997

Home Builders - 0.66%
Williams Scotsman International, Inc., 7.875%, Due 12/15/2022G	360,000	364,950

Home Furnishings - 0.72%
Tempur Sealy International, Inc., 5.625%, Due 10/15/2023	400,000	394,000

Household Products/Wares - 0.46%
Newell Brands, Inc., 4.700%, Due 4/1/2026	250,000	250,520

Lodging - 0.98%
MGM Resorts International, 5.750%, Due 6/15/2025	30,000	28,800
Wyndham Destinations, Inc., 5.400%, Due 4/1/2024	450,000	393,750
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, Due 5/30/2023G	125,000	116,563

		539,113

Retail - 1.53%
L Brands, Inc., 5.625%, Due 10/15/2023	325,000	264,875
PetSmart, Inc.,
7.125%, Due 3/15/2023G	100,000	95,750
5.875%, Due 6/1/2025G	250,000	251,875
QVC, Inc., 4.750%, Due 2/15/2027	250,000	224,975

		837,475

Toys/Games/Hobbies - 0.55%
Mattel, Inc., 6.750%, Due 12/31/2025G	300,000	304,500

Total Consumer, Cyclical		3,966,114

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 59.60% (continued)
Consumer, Non-Cyclical - 13.32%
Commercial Services - 1.73%
ADT Security Corp., 4.125%, Due 6/15/2023	$200,000	$199,000
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, Due 7/15/2027G	125,000	126,250
Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, Due 5/1/2025G	300,000	285,000
Hertz Corp., 5.500%, Due 10/15/2024G	225,000	46,296
MPH Acquisition Holdings LLC, 7.125%, Due 6/1/2024G	50,000	44,561
Prime Security Services Borrower LLC / Prime Finance, Inc.,
5.250%, Due 4/15/2024G	100,000	97,969
5.750%, Due 4/15/2026G	150,000	147,795

		946,871

Food - 1.78%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 6.625%, Due 6/15/2024	150,000	155,063
Kraft Heinz Foods Co., 3.000%, Due 6/1/2026	825,000	819,976

		975,039

Health Care - Products - 0.20%
Avantor, Inc., 9.000%, Due 10/1/2025G	100,000	108,450

Health Care - Services - 6.52%
Acadia Healthcare Co., Inc., 6.500%, Due 3/1/2024	225,000	216,000
Centene Corp.,
4.750%, Due 1/15/2025	500,000	515,475
5.250%, Due 4/1/2025G	175,000	182,438
CHS/Community Health Systems, Inc.,
6.250%, Due 3/31/2023	350,000	329,000
8.625%, Due 1/15/2024G	250,000	243,750
6.625%, Due 2/15/2025G	275,000	252,312
DaVita, Inc., 5.125%, Due 7/15/2024	175,000	177,625
HCA, Inc.,
5.875%, Due 5/1/2023	200,000	214,500
5.375%, Due 2/1/2025	50,000	53,757
MEDNAX, Inc., 5.250%, Due 12/1/2023G	325,000	307,125
Tenet Healthcare Corp.,
8.125%, Due 4/1/2022	100,000	100,780
6.250%, Due 2/1/2027G	1,000,000	984,600

		3,577,362

Household Products/Wares - 0.05%
Prestige Brands, Inc., 5.125%, Due 1/15/2028G	25,000	25,287

Pharmaceuticals - 3.04%
Bausch Health Cos., Inc.,
7.000%, Due 3/15/2024G	575,000	591,301
6.125%, Due 4/15/2025G	350,000	354,375
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, Due 10/15/2024G	500,000	480,000
HLF Financing S.a.r.l. LLC / Herbalife International, Inc., 7.250%, Due 8/15/2026G	250,000	243,575

		1,669,251

Total Consumer, Non-Cyclical		7,302,260

Energy - 5.21%
Oil & Gas - 2.50%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, Due 4/1/2022G	275,000	225,500
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026G	125,000	58,125
Endeavor Energy Resources LP / EER Finance, Inc., 5.750%, Due 1/30/2028G	100,000	89,300
Hilcorp Energy I LP / Hilcorp Finance Co., 5.000%, Due 12/1/2024G	150,000	84,750

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 59.60% (continued)
Energy - 5.21% (continued)
Oil & Gas - 2.50% (continued)
Murphy Oil Corp., 5.750%, Due 8/15/2025	$250,000	$172,500
Oceaneering International, Inc., 4.650%, Due 11/15/2024	150,000	77,625
Southwestern Energy Co., 6.200%, Due 1/23/2025	125,000	110,625
Sunoco LP / Sunoco Finance Corp., 4.875%, Due 1/15/2023	250,000	242,500
Weatherford International Ltd., 11.000%, Due 12/1/2024G	350,000	259,000
W&T Offshore, Inc., 9.750%, Due 11/1/2023G	150,000	49,500

		1,369,425

Pipelines - 2.71%
Buckeye Partners LP,
4.350%, Due 10/15/2024	150,000	138,000
3.950%, Due 12/1/2026	100,000	90,500
Cheniere Energy Partners LP, 5.625%, Due 10/1/2026	250,000	238,900
Energy Transfer Operating LP, 5.250%, Due 4/15/2029	300,000	301,244
Hess Midstream Operations LP, 5.625%, Due 2/15/2026G	300,000	279,000
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.500%, Due 11/1/2023	100,000	67,750
7.500%, Due 4/15/2026	150,000	97,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.500%, Due 9/15/2024G	175,000	133,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.250%, Due 5/1/2023	150,000	141,690

		1,487,584

Total Energy		2,857,009

Financial - 8.23%
Banks - 0.52%
CIT Group, Inc., 4.750%, Due 2/16/2024	300,000	286,500

Diversified Financial Services - 3.35%
Navient Corp.,
6.125%, Due 3/25/2024	975,000	897,000
6.750%, Due 6/15/2026	75,000	67,688
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, Due 12/15/2022G	175,000	169,097
Springleaf Finance Corp.,
5.625%, Due 3/15/2023	100,000	95,000
6.125%, Due 3/15/2024	100,000	93,469
7.125%, Due 3/15/2026	550,000	518,375

		1,840,629

Insurance - 1.15%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, Due 2/15/2024G	200,000	206,000
AssuredPartners, Inc., 7.000%, Due 8/15/2025G	300,000	276,000
HUB International Ltd., 7.000%, Due 5/1/2026G	150,000	147,967

		629,967

Investment Companies - 0.54%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, Due 12/15/2025	300,000	295,500

Real Estate - 2.67%
Iron Mountain US Holdings, Inc., 5.375%, Due 6/1/2026G	300,000	298,500
iStar, Inc.,
4.750%, Due 10/1/2024	300,000	250,500
4.250%, Due 8/1/2025	200,000	158,000

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 59.60% (continued)
Financial - 8.23% (continued)
Real Estate - 2.67% (continued)
Kennedy-Wilson, Inc., 5.875%, Due 4/1/2024	$300,000	$286,935
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.250%, Due 10/1/2025G	100,000	72,750
Newmark Group, Inc., 6.125%, Due 11/15/2023	75,000	69,062
Starwood Property Trust, Inc., 5.000%, Due 12/15/2021	350,000	327,250

		1,462,997

Total Financial		4,515,593

Industrial - 4.82%
Aerospace/Defense - 1.23%
Howmet Aerospace, Inc., 5.125%, Due 10/1/2024	400,000	384,656
Signature Aviation US Holdings, Inc., 5.375%, Due 5/1/2026G	250,000	230,625
Spirit AeroSystems, Inc., 4.600%, Due 6/15/2028	75,000	59,250

		674,531

Building Materials - 0.46%
Standard Industries, Inc., 5.375%, Due 11/15/2024G	250,000	250,625

Electrical Components & Equipment - 0.57%
Energizer Holdings, Inc.,
5.500%, Due 6/15/2025G	150,000	151,740
7.750%, Due 1/15/2027G	150,000	159,225

		310,965

Electronics - 0.30%
Ingram Micro, Inc., 5.450%, Due 12/15/2024	175,000	167,387

Engineering & Construction - 0.24%
AECOM, 5.875%, Due 10/15/2024	125,000	132,250

Environmental Control - 0.32%
Stericycle, Inc., 5.375%, Due 7/15/2024G	175,000	175,502

Packaging & Containers - 1.01%
Berry Global, Inc., 5.500%, Due 5/15/2022	200,000	200,048
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer, 5.125%, Due 7/15/2023G	350,000	351,750

		551,798

Transportation - 0.28%
XPO Logistics, Inc., 6.750%, Due 8/15/2024G	150,000	154,440

Trucking & Leasing - 0.41%
Fortress Transportation & Infrastructure Investors LLC, 6.750%, Due 3/15/2022G	250,000	225,913

Total Industrial		2,643,411

Technology - 1.68%
Computers - 1.23%
Dell International LLC / EMC Corp., 7.125%, Due 6/15/2024G	650,000	673,530

Office/Business Equipment - 0.45%
Xerox Corp., 4.125%, Due 3/15/2023	250,000	248,750

Total Technology		922,280

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 59.60% (continued)
Utilities - 2.03%
Electric - 1.84%
AES Corp.,
4.500%, Due 3/15/2023	$200,000	$199,544
5.500%, Due 4/15/2025	150,000	153,750
Calpine Corp., 5.125%, Due 3/15/2028G	125,000	121,875
NRG Energy, Inc., 6.625%, Due 1/15/2027	500,000	533,750

		1,008,919

Gas - 0.19%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, Due 5/20/2024	100,000	102,000

Total Utilities		1,110,919

Total Corporate Obligations (Cost $34,947,358)		32,679,405

FOREIGN CORPORATE OBLIGATIONS - 4.05%
Basic Materials - 0.12%
Chemicals - 0.12%
NOVA Chemicals Corp., 4.875%, Due 6/1/2024G	75,000	67,313

Communications - 1.45%
Telecommunications - 1.45%
Altice France Holding S.A.,
10.500%, Due 5/15/2027G	225,000	243,047
6.000%, Due 2/15/2028G	350,000	318,430
Telecom Italia SpA, 5.303%, Due 5/30/2024G	225,000	233,728

		795,205

Total Communications		795,205

Consumer, Cyclical - 0.62%
Auto Manufacturers - 0.62%
Fiat Chrysler Automobiles N.V., 5.250%, Due 4/15/2023	200,000	199,000
Mclaren Finance PLC, 5.750%, Due 8/1/2022G	200,000	139,860

		338,860

Total Consumer, Cyclical		338,860

Consumer, Non-Cyclical - 0.09%
Agriculture - 0.09%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022G	50,000	50,000

Energy - 0.35%
Oil & Gas - 0.35%
Aker BP ASA, 4.750%, Due 6/15/2024G	100,000	92,761
Seven Generations Energy Ltd., 5.375%, Due 9/30/2025G	125,000	99,687

		192,448

Total Energy		192,448

Industrial - 1.04%
Aerospace/Defense - 0.54%
Bombardier, Inc.,
6.000%, Due 10/15/2022G	175,000	131,250
7.500%, Due 3/15/2025G	250,000	161,250

		292,500

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 4.05% (continued)
Industrial - 1.04% (continued)
Packaging & Containers - 0.50%
Cascades Inc./Cascades USA, Inc., 5.125%, Due 1/15/2026G	$275,000	$275,000

Total Industrial		567,500

Technology - 0.38%
Software - 0.38%
Open Text Corp., 5.875%, Due 6/1/2026G	200,000	210,000

Total Foreign Corporate Obligations (Cost $2,492,622)		2,221,326

	Shares
SHORT-TERM INVESTMENTS - 18.95% (Cost $10,389,179)
Investment Companies - 18.95%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%H I	10,389,179	10,389,179

TOTAL INVESTMENTS - 96.49% (Cost $56,547,939)		52,907,193
OTHER ASSETS, NET OF LIABILITIES - 3.51%		1,926,057

TOTAL NET ASSETS - 100.00%		$54,833,250

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
C	Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of April 30, 2020.
D	Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $18,919 or 0.03% of net assets. Of this amount, $18,919 relates to EyeCare Partners LLC.
E	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $142,038 or 0.26% of net assets.
F	Value was determined using significant unobservable inputs.
G

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,907,492 or 30.83% of net assets. The Fund has no right to demand registration of these securities.

H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

USD - United States Dollar.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3		Total
Assets
Warrants	$212	$—	$—		$212
Bank Loan Obligations(1)	—	7,475,033	142,038	(2)	7,617,071
Corporate Obligations	—	32,679,405	—		32,679,405
Foreign Corporate Obligations	—	2,221,326	—		2,221,326
Short-Term Investments	10,389,179	—	—		10,389,179

Total Investments in Securities - Assets	$10,389,391	$42,375,764	$142,038		$52,907,193

(1)	Unfunded loan commitments represent $18,919 at period end.
(2)	Includes investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2020	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2020		Unrealized Appreciation (Depreciation) at Period end**
Bank Loan Obligations	$163,153	$—	$—	$37	$—	$(21,152)	$—	$—	$142,038	(1)	$(27,882)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Includes investment held in the Fund’s Portfolio with $0 fair value.

The bank loan obligation was fair valued using a private valuation report from a third party valuation service provider where the market value of the bank loan obligation was $142,038. It has been classified as a Level 3 security due to the use of unobservable inputs that were significant to the valuation.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
Angola - 1.78%
Credit-Linked Notes - 0.16%
Republic of Angola (Issuer Aurora Australis B.V.), 8.143%, Due 12/19/2023, Series EMTN, (6-mo. USD LIBOR + 6.250%)A B	$	750,000	$546,600

Foreign Sovereign Obligations - 1.62%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		4,950,000	2,304,671
8.250%, Due 5/9/2028B		3,530,000	1,535,684
8.000%, Due 11/26/2029, Series 144AC		1,236,000	537,660
9.375%, Due 5/8/2048B		2,985,000	1,272,308

Total Foreign Sovereign Obligations			5,650,323

Total Angola (Cost $12,480,146)			6,196,923

Argentina - 2.35%
Foreign Sovereign Obligations - 2.35%
Argentina Treasury Bills,
1.321%, Due 5/28/2020	ARS	188,682,250	3,523,423
0.431%, Due 10/29/2020	ARS	61,897,641	1,297,685
Argentine Republic Government International Bond,
5.000%, Due 1/15/2027B	EUR	3,070,000	752,787
5.875%, Due 1/11/2028		3,000,000	754,530
Bonos del Tesoro Nacional en Pesos Badlar, 22.179%, Due 4/3/2022, (BADLARP Index + 2.000%)A	ARS	92,100,000	1,035,778
Provincia de Buenos Aires,
29.467%, Due 5/31/2022, (BADLARP Index + 3.830%)A	ARS	35,000,000	377,370
22.968%, Due 4/12/2025, (BADLARP Index + 3.750%)A B C	ARS	51,500,000	449,232

Total Foreign Sovereign Obligations			8,190,805

Total Argentina (Cost $15,369,536)			8,190,805

Armenia - 1.36%
Foreign Sovereign Obligations - 1.36%
Republic of Armenia International Bond,
7.150%, Due 3/26/2025B		2,540,000	2,692,146
3.950%, Due 9/26/2029B		1,383,000	1,281,250
3.950%, Due 9/26/2029, Series 144AC		820,000	759,671

Total Foreign Sovereign Obligations			4,733,067

Total Armenia (Cost $4,872,127)			4,733,067

Bahrain - 0.12%
Foreign Corporate Obligations - 0.12%
Oil and Gas Holding Co. BSCC,
7.625%, Due 11/7/2024B		200,000	194,988
7.625%, Due 11/7/2024, Series 144AC		237,000	231,061

Total Foreign Corporate Obligations			426,049

Total Bahrain (Cost $471,420)			426,049

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
Barbados - 0.68%
Foreign Corporate Obligations - 0.08%
Sagicor Finance Ltd., 8.875%, Due 8/11/2022B	$	279,000	$279,000

Foreign Sovereign Obligations - 0.60%
Barbados Government International Bond, 6.500%, Due 10/1/2029, Series 144AC		2,457,500	2,088,875

Total Barbados (Cost $2,667,245)			2,367,875

Belarus - 2.72%
Foreign Sovereign Obligations - 2.72%
Development Bank of the Republic of Belarus JSC,
12.000%, Due 5/15/2022B	BYN	3,100,000	1,317,370
12.000%, Due 5/15/2022, Series 144AC	BYN	2,432,000	1,033,498
6.750%, Due 5/2/2024B		1,400,000	1,288,000
6.750%, Due 5/2/2024, Series 144AC		2,030,000	1,867,600
Republic of Belarus International Bond,
6.875%, Due 2/28/2023B		1,710,000	1,670,089
7.625%, Due 6/29/2027B		1,197,000	1,179,643
6.200%, Due 2/28/2030B		1,250,000	1,123,375

Total Foreign Sovereign Obligations			9,479,575

Total Belarus (Cost $10,487,881)			9,479,575

Belize - 0.67% (Cost $3,396,163)
Foreign Sovereign Obligations - 0.67%
Belize Government International Bond, 4.938%, Due 2/20/2034B D		5,288,500	2,326,940

Benin - 0.87% (Cost $3,804,594)
Foreign Sovereign Obligations - 0.87%
Benin Government International Bond, 5.750%, Due 3/26/2026B	EUR	3,350,000	3,028,654

Bosnia & Herzegovina - 0.03% (Cost $123,590)
Foreign Sovereign Obligations - 0.03%
Bosnia & Herzegovina Government International Bond, 0.438%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)A B E	EUR	187,030	93,134

Cameroon, United Republic Of - 0.78% (Cost $3,402,375)
Foreign Sovereign Obligations - 0.78%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		3,200,000	2,736,000

Congo - 1.04% (Cost $3,772,225)
Foreign Corporate Obligations - 1.04%
HTA Group Ltd., 9.125%, Due 3/8/2022B		3,700,000	3,640,800

Costa Rica - 4.00%
Foreign Corporate Obligations - 0.42%
Autopistas del Sol S.A., 7.375%, Due 12/30/2030B		1,637,152	1,471,407

Foreign Sovereign Obligations - 3.58%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B	CRC	2,250,000,000	3,946,322
9.660%, Due 9/30/2026B	CRC	2,250,000,000	4,276,433
9.200%, Due 2/21/2029B		2,500,000	2,686,553

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
Costa Rica - 4.00% (continued)
Foreign Sovereign Obligations - 3.58% (continued)
Costa Rica Government International Bond (continued)
10.580%, Due 9/26/2029B	CRC	800,000,000	$1,593,315

Total Foreign Sovereign Obligations			12,502,623

Total Costa Rica (Cost $13,115,186)			13,974,030

Dominican Republic - 4.28%
Foreign Sovereign Obligations - 4.28%
Dominican Republic Bond,
10.500%, Due 4/7/2023B	DOP	57,000,000	961,894
10.750%, Due 8/11/2028B	DOP	30,000,000	454,165
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	315,700,000	5,079,848
11.500%, Due 5/10/2024B	DOP	200,000,000	3,391,273
9.750%, Due 6/5/2026B	DOP	76,450,000	1,122,292
9.750%, Due 6/5/2026, Series 144AC	DOP	177,000,000	2,598,373
6.850%, Due 1/27/2045B	$	1,540,000	1,335,950

Total Foreign Sovereign Obligations			14,943,795

Total Dominican Republic (Cost $19,079,324)			14,943,795

Ecuador - 1.32%
Foreign Sovereign Obligations - 1.32%
Ecuador Government International Bond,
10.750%, Due 3/28/2022B		770,000	243,520
8.750%, Due 6/2/2023B		1,200,000	372,000
7.950%, Due 6/20/2024B		1,000,000	311,260
7.875%, Due 3/27/2025, Series 144AC		1,500,000	427,500
9.650%, Due 12/13/2026B		3,170,000	903,482
9.625%, Due 6/2/2027B		500,000	141,880
8.875%, Due 10/23/2027B		2,850,000	812,278
7.875%, Due 1/23/2028B		2,345,000	665,417
10.750%, Due 1/31/2029B		450,000	128,255
9.500%, Due 3/27/2030B		600,000	171,000
9.500%, Due 3/27/2030, Series 144AC		1,500,000	427,500

Total Foreign Sovereign Obligations			4,604,092

Total Ecuador (Cost $15,445,768)			4,604,092

Egypt - 4.54%
Foreign Sovereign Obligations - 4.54%
Egypt Government Bond,
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	1,073,107
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	697,623
13.564%, Due 1/14/2030, Series 10Y	EGP	40,000,000	2,477,488
Egypt Government International Bond,
6.200%, Due 3/1/2024B		930,000	899,775
6.200%, Due 3/1/2024, Series 144AC		550,000	532,125
7.600%, Due 3/1/2029B		650,000	616,143
7.600%, Due 3/1/2029, Series 144AC		1,277,000	1,210,484
7.053%, Due 1/15/2032B		1,300,000	1,155,820
Egypt Treasury Bills,
14.650%, Due 12/8/2020, Series 364D	EGP	50,000,000	2,951,312
14.083%, Due 1/5/2021, Series 364D	EGP	72,000,000	4,218,084

Total Foreign Sovereign Obligations			15,831,961

Total Egypt (Cost $15,464,662)			15,831,961

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
El Salvador - 2.87%
Foreign Corporate Obligations - 0.23%
AES El Salvador Trust, 6.750%, Due 3/28/2023B	$	910,000	$788,879
Foreign Sovereign Obligations - 2.64%
El Salvador Government International Bond,
5.875%, Due 1/30/2025B		2,100,000	1,674,750
6.375%, Due 1/18/2027B		4,400,000	3,487,000
8.250%, Due 4/10/2032B		800,000	652,000
7.625%, Due 2/1/2041B		2,350,000	1,809,500
7.125%, Due 1/20/2050B		2,100,000	1,585,500

Total Foreign Sovereign Obligations			9,208,750

Total El Salvador (Cost $11,997,098)			9,997,629

Ethiopia - 0.70% (Cost $2,788,253)
Foreign Sovereign Obligations - 0.70%
Ethiopia International Bond, 6.625%, Due 12/11/2024B		2,826,000	2,447,316

Gabon - 1.82%
Foreign Sovereign Obligations - 1.82%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		1,633,161	1,167,514
6.950%, Due 6/16/2025B		2,520,000	1,775,557
6.625%, Due 2/6/2031, Series 144AC		4,800,000	3,399,766

Total Foreign Sovereign Obligations			6,342,837

Total Gabon (Cost $7,546,982)			6,342,837

Gambia - 0.19% (Cost $686,676)
Credit-Linked Notes - 0.19%
Republic of Gambia (Issuer Zambezi B.V.), 11.180%, Due 9/11/2020, Series EMTNC F		686,701	669,122

Georgia - 1.33%
Credit-Linked Notes - 0.53%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021, Series 144AB F		403,930	347,582
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022, Series 144AC		2,000,000	1,494,600

Total Credit-Linked Notes			1,842,182

Foreign Corporate Obligations - 0.80%
Bank of Georgia JSC, 11.000%, Due 6/1/2020B	GEL	8,950,000	2,786,720

Total Georgia (Cost $5,655,624)			4,628,902

Ghana - 4.92%
Credit-Linked Notes - 0.06%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026, Series EMTNB		213,667	194,437

Foreign Sovereign Obligations - 4.86%
Ghana Government International Bond,
7.875%, Due 3/26/2027B		1,870,000	1,479,918
10.750%, Due 10/14/2030B		890,000	925,466
8.125%, Due 3/26/2032B		3,900,000	2,964,000
8.950%, Due 3/26/2051B		220,000	166,048
8.750%, Due 3/11/2061, Series 144AC		1,175,000	884,892
Republic of Ghana Government Bonds,
16.500%, Due 3/22/2021, Series 3Y	GHS	15,950,000	2,749,554

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
Ghana - 4.92% (continued)
Foreign Sovereign Obligations - 4.86% (continued)
Republic of Ghana Government Bonds (continued)
24.750%, Due 7/19/2021, Series 5YR	GHS	6,280,000	$1,164,633
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	343,583
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	240,795
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	1,877,807
16.500%, Due 2/6/2023, Series 5Y	GHS	8,200,000	1,308,082
21.000%, Due 1/27/2025	GHS	1,680,000	293,112
19.000%, Due 11/2/2026, Series 10Y	GHS	15,875,000	2,536,413

Total Foreign Sovereign Obligations			16,934,303

Total Ghana (Cost $21,896,550)			17,128,740

Guatemala - 0.62% (Cost $2,129,365)
Foreign Sovereign Obligations - 0.62%
Guatemala Government Bond, 5.375%, Due 4/24/2032B	$	2,100,000	2,168,250

Honduras - 0.22% (Cost $859,879)
Foreign Corporate Obligations - 0.22%
Inversiones Atlantida S.A., 8.250%, Due 7/28/2022B		840,000	756,009

Iraq - 2.07%
Foreign Sovereign Obligations - 2.07%
Iraq International Bond,
6.752%, Due 3/9/2023B		7,830,000	5,913,216
5.800%, Due 1/15/2028B		1,800,000	1,305,360

Total Foreign Sovereign Obligations			7,218,576

Total Iraq (Cost $9,013,961)			7,218,576

Ivory Coast - 4.49%
Foreign Sovereign Obligations - 4.49%
Ivory Coast Government International Bond,
5.250%, Due 3/22/2030B	EUR	4,390,000	3,920,785
5.875%, Due 10/17/2031, Series 144AC	EUR	2,430,000	2,160,199
5.750%, Due 12/31/2032B D		7,353,000	6,397,110
6.125%, Due 6/15/2033B		3,700,000	3,178,744

Total Foreign Sovereign Obligations			15,656,838

Total Ivory Coast (Cost $18,394,354)			15,656,838

Kazakhstan - 1.30%
Foreign Corporate Obligations - 1.30%
Development Bank of Kazakhstan JSC,
9.500%, Due 12/14/2020B	KZT	1,450,000,000	3,213,863
8.950%, Due 5/4/2023B	KZT	629,000,000	1,314,748

Total Foreign Corporate Obligations			4,528,611

Total Kazakhstan (Cost $5,375,340)			4,528,611

Kenya - 4.62%
Foreign Sovereign Obligations - 4.62%
Kenya Government International Bond, 8.250%, Due 2/28/2048B		6,900,000	6,151,626
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	23,900,000	234,471
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	674,978
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	334,732
11.000%, Due 10/12/2026, Series 12YR	KES	74,650,000	662,026
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,685,235

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
Kenya - 4.62% (continued)
Foreign Sovereign Obligations - 4.62% (continued)
Kenya Infrastructure Bond (continued)
12.500%, Due 1/10/2033, Series 15YR	KES	571,000,000	$5,355,325

Total Foreign Sovereign Obligations			16,098,393

Total Kenya (Cost $17,209,396)			16,098,393

Kyrgyzstan - 0.80%
Credit-Linked Notes - 0.80%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 5/26/2025, Series EMTN	KGS	70,000,000	791,211
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028, Series 144AC	KGS	180,000,000	2,010,375

Total Credit-Linked Notes			2,801,586

Total Kyrgyzstan (Cost $3,283,392)			2,801,586

Laos - 0.44% (Cost $1,548,571)
Foreign Sovereign Obligations - 0.44%
Laos Government International Bond, 6.875%, Due 6/30/2021, Series 144AC	$	1,576,000	1,529,789

Lebanon - 0.15%
Foreign Sovereign Obligations - 0.15%
Lebanon Government International Bond,
6.650%, Due 4/22/2024B		670,000	105,525
6.200%, Due 2/26/2025, Series GMTNB		1,000,000	157,500
6.750%, Due 11/29/2027B		335,000	52,762
6.850%, Due 5/25/2029, Series EMTN		1,000,000	155,000
7.250%, Due 3/23/2037B		335,000	52,763

Total Foreign Sovereign Obligations			523,550

Total Lebanon (Cost $2,694,060)			523,550

Malawi - 0.34% (Cost $1,099,482)
Credit-Linked Notes - 0.34%
Republic of Malawi (Issuer Zambezi B.V.), 12.000%, Due 10/8/2020C		1,100,000	1,187,010

Mongolia - 1.40%
Foreign Sovereign Obligations - 1.40%
Development Bank of Mongolia LLC, 7.250%, Due 10/23/2023B		725,000	625,316
Mongolia Government International Bond, 8.750%, Due 3/9/2024B		4,500,000	4,275,048

Total Foreign Sovereign Obligations			4,900,364

Total Mongolia (Cost $5,581,618)			4,900,364

Montenegro - 0.48% (Cost $1,907,354)
Foreign Sovereign Obligations - 0.48%
Montenegro Government International Bond, 2.550%, Due 10/3/2029, Series 144AC	EUR	1,760,000	1,671,542

Mozambique - 2.74%
Credit-Linked Notes - 1.03%
Mozambique Government Bond (Issuer ICBC Standard Bank PLC),
Due 10/16/2020, Series EMTNG	MZN	63,453,702	937,901
Due 2/28/2023, Series EMTNC F G	MZN	90,000,000	1,360,242
Republic of Mozambique (Issuer ICBC Standard Bank PLC), 19.000%, Due 3/28/2021B C F	MZN	90,500,000	1,299,134

Total Credit-Linked Notes			3,597,277

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*			Fair Value
Mozambique - 2.74% (continued)
Foreign Sovereign Obligations - 1.71%
Mozambique International Bond
5.000%, Due 9/15/2031B	$		6,375,000	$4,368,150
5.000%, Due 9/15/2031, Series 144AC			2,353,000	1,612,276

Total Foreign Sovereign Obligations				5,980,426

Total Mozambique (Cost $11,410,043)				9,577,703

Netherlands - 1.25%
Foreign Sovereign Obligations - 1.25%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden N.V.,
7.350%, Due 9/11/2020, Series EMTNB			650,000	509,846
8.950%, Due 4/6/2021, Series EMTN, (GGRRC9MX - 0.200%)A			3,500,000	2,592,716
9.280%, Due 1/9/2022, Series EMT3			800,000	723,560
Republic of Angola Via Avenir II B.V., Series EMTN, 6.388%, Due 12/7/2023A B			1,000,000	540,000

Total Foreign Sovereign Obligations				4,366,122

Total Netherlands (Cost $5,915,053)				4,366,122

Nicaragua - 1.02%
Credit-Linked Notes - 1.02%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024, Series 144AC F			1,159,400	1,115,111
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022, Series 144AC			2,400,000	2,438,880

Total Credit-Linked Notes				3,553,991

Total Nicaragua (Cost $3,559,246)				3,553,991

Nigeria - 1.62%
Foreign Corporate Obligations - 1.34%
Access Bank PLC, 10.500%, Due 10/19/2021B			830,000	809,416
IHS Netherlands Holdco B.V., 8.000%, Due 9/18/2027, Series 144AC			1,015,000	923,650
SEPLAT Petroleum Development Co. PLC, 9.250%, Due 4/1/2023B			1,760,000	1,408,000
United Bank for Africa PLC, 7.750%, Due 6/8/2022B			1,740,000	1,540,248

Total Foreign Corporate Obligations				4,681,314

Foreign Sovereign Obligations - 0.28%
Nigeria Government International Bond, 7.625%, Due 11/21/2025B			1,150,000	960,250

Total Nigeria (Cost $6,517,216)				5,641,564

Pakistan - 4.07%
Foreign Sovereign Obligations - 4.07%
Pakistan Government International Bond,
8.250%, Due 4/15/2024B			850,000	799,000
8.250%, Due 9/30/2025B			660,000	607,332
6.875%, Due 12/5/2027B			3,050,000	2,637,640
Pakistan Treasury Bills,
14.055%, Due 7/16/2020		PKR	280,000,000	1,716,402
13.890%, Due 9/10/2020		PKR	225,000,000	1,364,521
13.110%, Due 12/31/2020		PKR	225,000,000	1,334,017
13.178%, Due 1/14/2021		PKR	845,000,000	4,997,784

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*			Fair Value
Pakistan - 4.07% (continued)
Foreign Sovereign Obligations - 4.07% (continued)
Pakistan Treasury Bills (continued)
13.100%, Due 1/28/2021		PKR	125,000,000	$737,518

Total Foreign Sovereign Obligations				14,194,214

Total Pakistan (Cost $14,595,487)				14,194,214

Papua New Guinea - 0.61% (Cost $2,453,922)
Foreign Sovereign Obligations - 0.61%
Papua New Guinea Government International Bond, 8.375%, Due 10/4/2028B	$		2,401,000	2,124,885

Paraguay - 0.49% (Cost $2,000,397)
Credit-Linked Notes - 0.49%
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027, Series 144AC			2,000,000	1,707,400

Rwanda - 0.93% (Cost $3,644,083)
Foreign Sovereign Obligations - 0.93%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B			3,500,000	3,257,730

Senegal - 3.79%
Foreign Sovereign Obligations - 3.79%
Senegal Government International Bond,
6.250%, Due 7/30/2024B			3,512,000	3,253,868
4.750%, Due 3/13/2028B		EUR	4,610,000	4,344,302
6.250%, Due 5/23/2033B			3,700,000	3,240,090
6.750%, Due 3/13/2048B			2,860,000	2,373,800

Total Foreign Sovereign Obligations				13,212,060

Total Senegal (Cost $15,183,996)				13,212,060

Singapore - 0.18% (Cost $912,716)
Foreign Corporate Obligations - 0.18%
Puma International Financing S.A., 5.000%, Due 01/24/2026B			1,000,000	631,154

South Africa - 0.44% (Cost $1,828,648)
Foreign Corporate Obligations - 0.44%
Liquid Telecommunications Financing PLC, 8.500%, Due 7/13/2022B			1,800,000	1,527,300

Spain - 0.34%
Foreign Corporate Obligations - 0.34%
International Airport Finance S.A.,
12.000%, Due 3/15/2033B			640,000	396,800
12.000%, Due 3/15/2033, Series 144AC			1,274,000	789,880

Total Foreign Corporate Obligations				1,186,680

Total Spain (Cost $2,081,158)				1,186,680

Sri Lanka - 0.05% (Cost $192,335)
Foreign Sovereign Obligations - 0.05%
Sri Lanka Government Bonds, 9.250%, Due 5/1/2020		LKR	30,000,000	157,480

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*			Fair Value
Supranational - 5.08%
Foreign Sovereign Obligations - 5.08%
European Bank for Reconstruction & Development,
9.500%, Due 6/21/2021, Series GMTNB	$		500,000	$412,570
10.000%, Due 2/28/2023, Series EMTN			7,000,000	6,474,020
10.500%, Due 5/11/2023, Series EMTN			3,700,000	3,700,000
International Bank for Reconstruction & Development,
9.500%, Due 10/19/2020, Series EMTN		KZT	750,000,000	1,684,767
9.250%, Due 1/20/2023, Series EMTN		RWF	2,200,000,000	2,315,272
International Finance Corp., 9.500%, Due 5/31/2020, Series GMTN		UZS	32,000,000,000	3,140,549

Total Foreign Sovereign Obligations				17,727,178

Total Supranational (Cost $19,606,474)				17,727,178

Suriname - 0.15% (Cost $1,408,627)
Foreign Sovereign Obligations - 0.15%
Suriname Government International Bond, 9.250%, Due 10/26/2026B			1,400,000	507,500

Tajikistan - 0.83%
Credit-Linked Notes - 0.24%
Republic of Tajikistan (Issuer Frontera Capital B.V.), 10.780%, Due 2/15/2023C			917,687	847,392

Foreign Sovereign Obligations - 0.59%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B			3,230,000	2,051,050

Total Tajikistan (Cost $4,122,236)				2,898,442

Tunisia - 1.62%
Foreign Sovereign Obligations - 1.62%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023B		EUR	1,700,000	1,597,475
5.750%, Due 1/30/2025B			2,000,000	1,673,065
6.375%, Due 7/15/2026, Series 144AC		EUR	2,650,000	2,366,761

Total Foreign Sovereign Obligations				5,637,301

Total Tunisia (Cost $6,495,699)				5,637,301

Uganda - 2.32%
Foreign Sovereign Obligations - 2.32%
Republic of Uganda Government Bonds,
11.000%, Due 1/21/2021, Series 10YR		UGX	2,800,000,000	732,912
18.375%, Due 2/18/2021, Series 5YR		UGX	1,000,000,000	274,977
16.500%, Due 5/13/2021, Series 5YR		UGX	4,355,000,000	1,182,626
16.750%, Due 10/28/2021		UGX	6,940,000,000	1,902,982
14.125%, Due 7/7/2022		UGX	8,300,000,000	2,162,473
19.500%, Due 12/18/2025, Series 10YR		UGX	4,000,000,000	1,184,077
16.000%, Due 5/6/2027		UGX	2,500,000,000	661,000

Total Foreign Sovereign Obligations				8,101,047

Total Uganda (Cost $8,699,014)				8,101,047

Ukraine - 4.74%
Credit-Linked Notes - 2.60%
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
15.300%, Due 1/25/2021, Series GMTNB		UAH	26,000,000	1,018,631
14.160%, Due 10/14/2022, Series GMTNB		UAH	52,000,000	1,994,390

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
Ukraine - 4.74% (continued)
Credit-Linked Notes - 2.60% (continued)
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.) (continued)
14.160%, Due 10/17/2022, Series EMTNB	UAH	45,000,000	$1,725,915
15.220%, Due 4/26/2023, Series GMTNB	UAH	27,500,000	1,082,965
9.300%, Due 8/28/2023, Series EMTNB	UAH	14,500,000	497,779
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC), 14.910%, Due 10/14/2022	UAH	74,000,000	2,756,887

Total Credit-Linked Notes			9,076,567

Foreign Corporate Obligations - 0.84%
Kernel Holding S.A., 6.500%, Due 10/17/2024B	$	890,000	748,241
Metinvest B.V., 8.500%, Due 4/23/2026B		880,000	585,200
MHP Lux S.A., 6.950%, Due 4/3/2026B		860,000	791,200
Ukraine Railways Via Rail Capital Markets PLC, 8.250%, Due 7/9/2024B		960,000	811,392

Total Foreign Corporate Obligations			2,936,033

Foreign Sovereign Obligations - 1.30%
Ukraine Government Bond, 9.790%, Due 5/26/2027	UAH	100,090,000	2,787,034
Ukraine Government International Bond,
15.840%, Due 2/26/2025B	UAH	12,000,000	442,487
Due 5/31/2040, Series GDPB F G		1,750,000	1,291,560

Total Foreign Sovereign Obligations			4,521,081

Total Ukraine (Cost $18,770,734)			16,533,681

United Republic of Tanzania - 0.21% (Cost $764,045)
Credit-Linked Notes - 0.21%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021, Series 144AC	TZS	1,700,000,000	737,083

Uruguay - 0.68%
Foreign Sovereign Obligations - 0.68%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,071,557
8.500%, Due 3/15/2028B	UYU	65,802,000	1,296,832

Total Foreign Sovereign Obligations			2,368,389

Total Uruguay (Cost $3,995,689)			2,368,389

Uzbekistan - 0.35%
Foreign Sovereign Obligations - 0.35%
Republic of Uzbekistan Bond,
4.750%, Due 2/20/2024B		532,000	532,798
5.375%, Due 2/20/2029B		688,000	694,983

Total Foreign Sovereign Obligations			1,227,781

Total Uzbekistan (Cost $1,220,000)			1,227,781

Venezuela - 0.01% (Cost $269,875)
Foreign Corporate Obligations - 0.01%
Petroleos de Venezuela S.A., 6.000%, Due 5/16/2024B		1,250,000	46,875

Zambia - 3.22%
Foreign Corporate Obligations - 0.48%
First Quantum Minerals Ltd.,
7.250%, Due 4/1/2023B		1,075,000	975,670
6.875%, Due 3/1/2026B		800,000	701,600

Total Foreign Corporate Obligations			1,677,270

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Principal Amount*		Fair Value
Zambia - 3.22% (continued)
Foreign Sovereign Obligations - 2.74%
Zambia Government Bond
11.000%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	$1,228,864
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	882,905
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	197,014
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	452,520
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	420,973
13.000%, Due 8/29/2026, Series 10YR	ZMW	42,500,000	1,032,538
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	159,481
Zambia Government International Bond,
12.000%, Due 7/4/2025B	ZMW	80,000,000	2,149,711
8.970%, Due 7/30/2027B	$	9,284,000	3,019,157

Total Foreign Sovereign Obligations			9,543,163

Total Zambia (Cost $22,832,646)			11,220,433

		Shares
SHORT-TERM INVESTMENTS - 3.95%
Investment Companies - 3.95%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.270%H I		13,772,167	13,772,167

Total Short-Term Investments (Cost $13,772,167)			13,772,167

TOTAL INVESTMENTS - 95.99% (Cost $415,871,703)			334,744,924
OTHER ASSETS, NET OF LIABILITIES - 4.01%			13,985,811

TOTAL NET ASSETS - 100.00%			$348,730,735

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2020.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $42,368,683 or 12.15% of net assets. The Fund has no right to demand registration of these securities.

D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2020. The maturity date disclosed represents the final maturity date.

E	Value was determined using significant unobservable inputs.
F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	Zero coupon bond.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

BADLARP - Benchmark rate provided by the Banco Central de la Republica Argentina.

GGRRC9MX - Georgia Certificates of Deposits 91 Days Maturity Maximum Rate.

JSC - Joint Stock Company

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KZT	3,344,400	USD	3,708,253	5/20/2020	BRC	$—	$(363,853)	$(363,853)
UAH	6,004,378	USD	6,502,532	5/20/2020	BRC	—	(498,154)	(498,154)
USD	3,375,276	KZT	3,344,400	5/20/2020	BRC	30,876	—	30,876
USD	5,739,291	UAH	6,004,378	5/20/2020	CBK	—	(265,087)	(265,087)
GEL	629,152	USD	700,000	6/16/2020	ICBC	—	(70,848)	(70,848)
KZT	2,337,747	USD	2,500,000	7/30/2020	ICBC	—	(162,253)	(162,253)
KZT	1,822,806	USD	2,000,000	9/18/2020	ICBC	—	(177,194)	(177,194)
USD	14,365,546	EUR	14,435,029	7/8/2020	JPM	—	(69,483)	(69,483)
USD	969,953	EUR	975,473	7/8/2020	JPM	—	(5,520)	(5,520)
USD	710,997	EUR	713,814	7/8/2020	JPM	—	(2,817)	(2,817)
USD	5,656,352	EUR	5,703,535	6/19/2020	SSB	—	(47,183)	(47,183)

						$30,876	$(1,662,392)	$(1,631,516)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
CBK	Citibank, N.A.
ICBC	ICBC Standard Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

ARS	Argentine Peso
BYN	Belarusian Ruble
CRC	Costa Rican Colon
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MZN	Mozambique Metical
PKR	Pakistani Rupee
RWF	Rwandan Franc
TZS	Tanzanian Shilling
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$546,600	$—	$546,600
Gambia	—	669,122	—	669,122
Georgia	—	1,842,182	—	1,842,182
Ghana	—	194,437	—	194,437
Kyrgyzstan	—	2,801,586	—	2,801,586
Malawi	—	1,187,010	—	1,187,010
Mozambique	—	3,597,277	—	3,597,277
Nicaragua	—	3,553,991	—	3,553,991
Paraguay	—	1,707,400	—	1,707,400
Tajikistan	—	847,392	—	847,392
Ukraine	—	9,076,567	—	9,076,567
United Republic of Tanzania	—	737,083	—	737,083
Foreign Sovereign Obligations
Angola	—	5,650,323	—	5,650,323
Argentina	—	8,190,805	—	8,190,805
Armenia	—	4,733,067	—	4,733,067
Barbados	—	2,088,875	—	2,088,875
Belarus	—	9,479,575	—	9,479,575
Belize	—	2,326,940	—	2,326,940
Benin	—	3,028,654	—	3,028,654
Bosnia & Herzegovina	—	—	93,134	93,134
Cameroon	—	2,736,000	—	2,736,000
Costa Rica	—	12,502,623	—	12,502,623
Dominican Republic	—	14,943,795	—	14,943,795
Ecuador	—	4,604,092	—	4,604,092
Egypt	—	15,831,961	—	15,831,961
El Salvador	—	9,208,750	—	9,208,750
Ethiopia	—	2,447,316	—	2,447,316
Gabon	—	6,342,837	—	6,342,837
Ghana	—	16,934,303	—	16,934,303
Guatemala	—	2,168,250	—	2,168,250
Iraq	—	7,218,576	—	7,218,576
Ivory Coast	—	15,656,838	—	15,656,838
Kenya	—	16,098,393	—	16,098,393
Laos	—	1,529,789	—	1,529,789
Lebanon	—	523,550	—	523,550
Mongolia	—	4,900,364	—	4,900,364
Montenegro	—	1,671,542	—	1,671,542
Mozambique	—	5,980,426	—	5,980,426
Netherlands	—	4,366,122	—	4,366,122
Nigeria	—	960,250	—	960,250
Pakistan	—	14,194,214	—	14,194,214
Papua New Guinea	—	2,124,885	—	2,124,885
Rwanda	—	3,257,730	—	3,257,730
Senegal	—	13,212,060	—	13,212,060
Sri Lanka	—	157,480	—	157,480
Supranational	—	17,727,178	—	17,727,178
Suriname	—	507,500	—	507,500
Tajikistan	—	2,051,050	—	2,051,050
Tunisia	—	5,637,301	—	5,637,301
Uganda	—	8,101,047	—	8,101,047
Ukraine	—	4,521,081	—	4,521,081
Uruguay	—	2,368,389	—	2,368,389
Uzbekistan	—	1,227,781	—	1,227,781

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Zambia	—	9,543,163	—	9,543,163
Foreign Corporate Obligations
Bahrain	—	426,049	—	426,049
Barbados	—	279,000	—	279,000
Congo	—	3,640,800	—	3,640,800
Costa Rica	—	1,471,407	—	1,471,407
El Salvador	—	788,879	—	788,879
Georgia	—	2,786,720	—	2,786,720
Honduras	—	756,009	—	756,009
Kazakhstan	—	4,528,611	—	4,528,611
Nigeria	—	4,681,314	—	4,681,314
Singapore	—	631,154	—	631,154
South Africa	—	1,527,300	—	1,527,300
Spain	—	1,186,680	—	1,186,680
Ukraine	—	2,936,033	—	2,936,033
Venezuela	—	46,875	—	46,875
Zambia	—	1,677,270	—	1,677,270
Short-Term Investments	13,772,167	—	—	13,772,167

Total Investments in Securities - Assets	$13,772,167	$320,879,623	$93,134	$334,744,924

Total Investments in Securities	$13,772,167	$320,879,623	$93,134	$334,744,924

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$30,876	$—	$30,876

Total Financial Derivative Instruments - Assets	$—	$30,876	$—	$30,876

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(1,662,392)	$—	$(1,662,392)

Total Financial Derivative Instruments - Liabilities	$—	$(1,662,392)	$—	$(1,662,392)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were transfer of $1,334,017 out of level 3 to level 2.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2020	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2020	Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$1,393,199	$—	$—	$40,113	$—	$(6,161)	$—	$(1,334,017)	$93,134	$(33,767)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign sovereign obligations, classified as Level 3 with a collective principal amount valued at $93,134, have been deemed as such due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 100.22%
Investment Companies - 3.94%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.27%A B	803,206	$803,206

	Par Amount
U.S. Treasury Obligations - 96.28%
U.S. Treasury Bills,
1.804%, Due 6/4/2020	$7,645,000	7,644,332
1.615%, Due 6/18/2020	8,320,000	8,319,085
1.545%, Due 7/9/2020	55,000	54,990
0.429%, Due 8/20/2020	3,525,000	3,523,818
0.042%, Due 9/10/2020	100,000	99,961

Total U.S. Treasury Obligations		19,642,186

Total Short-Term Investments (Cost $20,415,511)		20,445,392

TOTAL INVESTMENTS - 100.22% (Cost $20,415,511)		20,445,392
LIABILITIES, NET OF OTHER ASSETS - (0.22%)		(44,783)

TOTAL NET ASSETS - 100.00%		$20,400,609

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	7-day yield.

Short Futures Contracts Open on April 30, 2020:

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	1	June 2020	$(137,843)	$(139,063)	$(1,220)

			$(137,843)	$(139,063)	$(1,220)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on April 30, 2020:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Payment Frequency	Expiration Date	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Pay	1-Day BRL-CDI	9.84	Maturity	1/4/2021	BRL	23,800	$—	$(550,908)	$(550,908)

							$—	$(550,908)	$(550,908)

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)

Reference Entity	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 4/30/2020 (2) (%)	Curr	Notional Amount (3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
Republic of Indonesia	1.00	Quarterly	12/20/2024	1.9200	USD	1,600	$56,197	$62,858	$6,661

							$56,197	$62,858	$6,661

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on April 30, 2020:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	841	USD	834	5/5/2020	HUS	$7	$—	$7
EUR	20,272	USD	20,179	5/5/2020	HUS	93	—	93
EUR	23,037	USD	22,927	5/5/2020	HUS	110	—	110
EUR	23,958	USD	23,841	5/5/2020	HUS	117	—	117
EUR	25,801	USD	25,685	5/5/2020	HUS	116	—	116
EUR	39,623	USD	39,434	5/5/2020	HUS	189	—	189
EUR	46,074	USD	45,835	5/5/2020	HUS	239	—	239
EUR	46,074	USD	45,835	5/5/2020	HUS	239	—	239
EUR	46,074	USD	45,809	5/5/2020	HUS	265	—	265
EUR	46,074	USD	45,808	5/5/2020	HUS	266	—	266
EUR	46,074	USD	45,810	5/5/2020	HUS	264	—	264
EUR	46,074	USD	45,835	5/5/2020	HUS	239	—	239
EUR	46,074	USD	45,825	5/5/2020	HUS	249	—	249
EUR	46,074	USD	45,836	5/5/2020	HUS	238	—	238
EUR	46,074	USD	45,817	5/5/2020	HUS	257	—	257
EUR	46,074	USD	45,825	5/5/2020	HUS	249	—	249
EUR	46,074	USD	45,824	5/5/2020	HUS	250	—	250
EUR	46,074	USD	45,836	5/5/2020	HUS	238	—	238
EUR	46,074	USD	45,836	5/5/2020	HUS	238	—	238
EUR	46,074	USD	45,836	5/5/2020	HUS	238	—	238

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

EUR	46,074	USD	45,834	5/5/2020	HUS	$240	$—	$240
EUR	46,074	USD	45,806	5/5/2020	HUS	268	—	268
EUR	80,482	USD	80,065	5/5/2020	HUS	417	—	417
USD	616,485	EUR	604,909	5/5/2020	HUS	11,576	—	11,576
USD	352,513	EUR	346,288	5/5/2020	HUS	6,225	—	6,225
CLP	522	USD	521	5/8/2020	HUS	1	—	1
CLP	85,805	USD	83,000	5/8/2020	HUS	2,805	—	2,805
CLP	88,116	USD	87,000	5/8/2020	HUS	1,116	—	1,116
CLP	178,113	USD	174,000	5/8/2020	HUS	4,113	—	4,113
CLP	205,378	USD	203,000	5/8/2020	HUS	2,378	—	2,378
USD	354,000	CLP	338,161	5/8/2020	HUS	15,839	—	15,839
USD	230,000	CLP	219,774	5/8/2020	HUS	10,226	—	10,226
IDR	2,958	USD	2,685	5/11/2020	HUS	273	—	273
IDR	42,235	USD	41,000	5/11/2020	HUS	1,235	—	1,235
IDR	85,890	USD	82,999	5/11/2020	HUS	2,891	—	2,891
IDR	97,862	USD	95,000	5/11/2020	HUS	2,862	—	2,862
IDR	172,060	USD	166,000	5/11/2020	HUS	6,060	—	6,060
IDR	257,636	USD	234,950	5/11/2020	HUS	22,686	—	22,686
IDR	337,560	USD	304,912	5/11/2020	HUS	32,648	—	32,648
USD	526,784	IDR	498,101	5/11/2020	HUS	28,683	—	28,683
USD	526,934	IDR	498,101	5/11/2020	HUS	28,833	—	28,833
MXN	76,738	USD	73,000	6/24/2020	HUS	3,738	—	3,738
MXN	516,123	USD	492,000	6/24/2020	HUS	24,123	—	24,123
MXN	1,139,486	USD	1,142,000	6/24/2020	HUS	—	(2,514)	(2,514)
USD	1,101,000	MXN	1,061,630	6/24/2020	HUS	39,370	—	39,370
USD	630,000	MXN	608,966	6/24/2020	HUS	21,034	—	21,034
USD	44,268	MXN	43,346	6/24/2020	HUS	922	—	922
USD	18,797	MXN	18,404	6/24/2020	HUS	393	—	393
BRL	509,337	USD	554,000	7/2/2020	HUS	—	(44,663)	(44,663)
BRL	894,474	USD	961,399	7/2/2020	HUS	—	(66,925)	(66,925)
USD	546,000	BRL	503,732	7/2/2020	HUS	42,268	—	42,268
USD	274,000	BRL	244,128	7/2/2020	HUS	29,872	—	29,872
USD	116,000	BRL	103,141	7/2/2020	HUS	12,859	—	12,859
COP	50,963	USD	53,000	7/6/2020	HUS	—	(2,037)	(2,037)
COP	50,989	USD	53,000	7/6/2020	HUS	—	(2,011)	(2,011)
COP	51,069	USD	53,000	7/6/2020	HUS	—	(1,931)	(1,931)
COP	51,535	USD	53,000	7/6/2020	HUS	—	(1,465)	(1,465)
COP	103,276	USD	106,999	7/6/2020	HUS	—	(3,723)	(3,723)
COP	201,455	USD	197,000	7/6/2020	HUS	4,455	—	4,455
USD	573,453	COP	503,312	7/6/2020	HUS	70,141	—	70,141
USD	5,828	COP	5,975	7/6/2020	HUS	—	(147)	(147)
ZAR	168,905	USD	180,000	7/9/2020	HUS	—	(11,095)	(11,095)
ZAR	279,311	USD	298,000	7/9/2020	HUS	—	(18,689)	(18,689)
USD	464,687	ZAR	445,095	7/9/2020	HUS	19,592	—	19,592
USD	3,277	ZAR	3,120	7/9/2020	HUS	157	—	157
TRY	5,508	USD	5,931	8/10/2020	HUS	—	(423)	(423)
TRY	80,170	USD	86,928	8/10/2020	HUS	—	(6,758)	(6,758)
TRY	81,742	USD	87,000	8/10/2020	HUS	—	(5,258)	(5,258)
TRY	164,205	USD	175,000	8/10/2020	HUS	—	(10,795)	(10,795)
USD	380,000	TRY	331,626	8/10/2020	HUS	48,374	—	48,374

						$502,774	$(178,434)	$324,340

*	All values denominated in USD.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

April 30, 2020 (Unaudited)

Glossary:

Counterparty Abbreviations:

HUS	HSBC Bank (USA)

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:

CDI	Chess Depository Interest.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2020, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$803,206	$19,642,186	$—	$20,445,392

Total Investments in Securities - Assets	$803,206	$19,642,186	$—	$20,445,392

Financial Derivative Instruments - Assets
Swap Contract Agreements	$—	$6,661	$—	$6,661
Forward Foreign Currency Contracts	—	502,774	—	502,774

Total Financial Derivative Instruments - Assets	$—	$509,435	$—	$509,435

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,220)	$—	$—	$(1,220)
Swap Contract Agreements	—	(550,908)	—	(550,908)
Forward Foreign Currency Contracts	—	(178,434)	—	(178,434)

Total Financial Derivative Instruments - Liabilities	$(1,220)	$(729,342)	$—	$(730,562)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2020 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of April 30, 2020, the Trust consists of twenty-eight active series, four of which are presented in this filing: American Beacon Continuous Capital Emerging Markets, American Beacon Crescent Short Duration High Income Fund, American Beacon Frontier Markets Income Fund, and American Beacon GLG Total Return Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon GLG Total Return Fund which is registered as non- diversified open-ended management investment company. The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2020 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2020 (Unaudited)

quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2020 (Unaudited)

the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2020 (Unaudited)

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of April 30, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Continuous Capital Emerging Markets	$2,502	$688	$1,965	$2,653

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. For the American Beacon Continuous Capital Emerging Markets Fund, each of the tax years in the two year period ended January 31, 2020 remain subject to examination by the Internal Revenue Service. For the remaining funds, each of the tax years in the four year period ended January 31, 2020 remain subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2020 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of April 30, 2020, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Continuous Capital Emerging Markets	$6,536,300	$594,813	$(288,435)	$306,378
Crescent Short Duration High Income	56,547,939	206,113	(3,846,859)	(3,640,746)
Frontier Markets Income	415,871,703	2,255,663	(83,382,442)	(81,126,779)
GLG Total Return	20,415,511	29,893	(12)	29,881

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year ended January 31, 2020, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Continuous Capital Emerging Markets	$69,111	$	—
Crescent Short Duration High Income*	1,945,383		3,175,392
Frontier Markets Income	3,079,874		11,507,151
GLG Total Return	20,005,212		—

*	The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds are permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any capital losses incurred after October 31 through the Funds’ fiscal year end, January 31, 2020. Qualified late year ordinary losses are specified losses generally incurred after October 31 and ordinary losses incurred after December 31 through the end of the Funds’ fiscal year, January 31, 2020. For the period ended January 31, 2020, GLG Total Return Fund deferred $351,194 in late year ordinary losses to February 1, 2020.

Subsequent Events

On March 4, 2020, the Board of the Trust approved a plan to liquidate and terminate the American Beacon GLG Total Return Fund and the American Beacon Crescent Short Duration High Income Fund (“Crescent Fund”), on or about June 30, 2020. On July 26, 2020, the liquidation date of the Crescent Fund changed and is currently expected to be liquidated on or about July 31, 2020.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds performance. Management’s evaluation is ongoing and the financial landscape continues to change.

American Beacon FundsSM

Supplementary Notes to Schedule of Investments

April 30, 2020 (Unaudited)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 26, 2020

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: June 26, 2020